INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF CASH PAID FOR INCOME TAXES

Cash paid for income taxes, net of refunds and disaggregated by jurisdiction, during the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years ended December 31,
	2025	2024	2023
Japan	$695,975	$297,851	$321,196
Total	$695,975	$297,851	$321,196

SCHEDULE OF INCOME TAX PROVISION

For the years ended December 31, 2025, 2024 and 2023, the Company’s income tax expenses are as follows:

	Years ended December 31,
	2025	2024	2023
Current	$2,487	$605,703	$391,492
Deferred	(587,250)	5,321	224,860
Income tax (benefit) expense	$(584,763)	$611,024	$616,352

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the Japanese statutory tax rate for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025		2024		2023
Japanese statutory tax rate	$(157,862)	33.92%	$659,264	33.92%	$468,887	33.92%
Permanent differences
IPO-related costs accounted for as equity issuance costs under U.S. GAAP	$(608,253)	130.70%	$-	0.00%	$-	0.00%
Share-based compensation expense related to stock acquisition rights	$177,117	(38.06)%	$-	0.00%	$-	0.00%
Executive compensation and other non-deductible expenses	$6,694	(1.44)%	$-	0.00%	$1	0.00%
Impairment losses on goodwill	$-	0.00%	$-	0.00%	$77,975	5.62%
Change in valuation allowance	$-	0.00%	$-	0.00%	$69,749	5.03%
Tax credits	$-	0.00%	$(33,127)	(1.70)%	$-	0.00%
Other adjustment	$(2,459)	0.53%	$(15,113)	(0.78)%	$(260)	(0.13)%
Effective tax rate	$(584,763)	125.65%	$611,024	31.44%	$616,352	44.44%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2025 and 2024 are presented below:

	December 31,	December 31,
	2025	2024
Deferred income tax assets	$	$
Operating lease right-of-use assets	-	10,219
Property and equipment	-	-
Asset retirement obligation	94,696	162,033
Intangible assets	118,301	31,453
Provision for compensated absences	53,475	56,934
Net operating losses	1,129,391	570,859
Business tax	4,712	42,704
Others	155,539	140,477
Total deferred tax assets	$1,556,114	$1,014,679

Deferred income tax liabilities
Property and equipment	$(2,315)	$(67,470)
Others	(126,091)	(89,563)
Total deferred tax liabilities	$(128,406)	$(157,033)

Deferred tax assets, net	$1,427,708	$857,646